Fair Value Measurements (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Fair Value, Inputs, Level 3
Fair Value Measurements Details [Line Items]
Total fair value hierarchy of warrants	$ 0	$ 19,458,000
Cash [Member]
Fair Value Measurements Details [Line Items]
Assets held in the trust account	0
Money Market Funds [Member]
Fair Value Measurements Details [Line Items]
Assets held in the trust account	$ 276,046,127